Transactions with Related Parties - Statements of Operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Office rent	$ (92,896)	$ (5,325)	$ (3,550)
Voyage expenses	(121,596)	(64,682)	(65,821)
Management fees	(11,321)	(7,543)	(7,604)
Voyage revenues	651,561	331,976	221,987
General and administrative expenses	(33,972)	(30,955)	(24,602)
Interchart (a)
Related Party Transaction [Line Items]
Voyage expenses	(3,400)	(3,300)	(3,300)
Executive officers (b)
Related Party Transaction [Line Items]
Consultancy fees	(534)	(493)	(496)
Directors (b)
Related Party Transaction [Line Items]
Directors compensation	(159)	(145)	(148)
Combine Marine Ltd. and Alma Properties (c)
Related Party Transaction [Line Items]
Office rent	(41)	(39)	(34)
Sydelle Marine Limited (h) | Profit sharing agreement
Related Party Transaction [Line Items]
Voyage revenues	(875)	(329)	0
Augustea Technoservices Ltd. (f)
Related Party Transaction [Line Items]
Management fees	(2,309)	0	0
Songa Shipmanagement Ltd. (g)
Related Party Transaction [Line Items]
Management fees	(376)	0	0
Oceanbulk Maritime S.A. and its affiliates (d)
Related Party Transaction [Line Items]
General and administrative expenses	$ (322)	$ (284)	$ (270)